iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Huntington Ingalls Industries, Inc. .............. 87 $ 22,020
Northrop Grumman Corp. ................... 61 27,497
RTX Corp. ............................. 381 41,075
90,592
a
Air Freight & Logistics  —  1 .6%
CH Robinson Worldwide, Inc. ................ 270 23,320
Expeditors International of Washington, Inc. ....... 253 30,588
FedEx Corp. ............................ 48 12,190
United Parcel Service, Inc. , Class B ............ 145 20,145
86,243
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 85 7,077
a
Banks  —  6 .2%
Bank of America Corp. ..................... 1,720 68,783
Citigroup, Inc. ........................... 601 37,448
Huntington Bancshares, Inc. ................. 979 13,628
JPMorgan Chase & Co. .................... 698 141,436
PNC Financial Services Group, Inc. (The) ........ 179 28,173
Regions Financial Corp. .................... 699 13,526
Truist Financial Corp. ...................... 295 11,136
U.S. Bancorp ........................... 288 11,678
Wells Fargo & Co. ........................ 226 13,542
339,350
a
Beverages  —  3 .5%
Coca-Cola Co. (The) ...................... 1,603 100,877
Constellation Brands, Inc. , Class A ............. 21 5,255
Keurig Dr Pepper, Inc. ..................... 536 18,358
Molson Coors Beverage Co. , Class B ........... 220 12,058
PepsiCo, Inc. ........................... 324 56,019
192,567
a
Biotechnology  —  3 .1%
AbbVie, Inc. ............................ 323 52,080
Amgen, Inc. ............................ 161 49,242
Biogen, Inc.
(a)
........................... 43 9,672
Gilead Sciences, Inc. ...................... 655 42,097
Regeneron Pharmaceuticals, Inc.
(a)
............. 17 16,663
169,754
a
Building Products  —  1 .4%
Allegion PLC ............................ 67 8,162
Carrier Global Corp. ....................... 334 21,105
Fortune Brands Innovations, Inc. .............. 234 16,394
Johnson Controls International PLC ............ 259 18,625
Owens Corning .......................... 65 11,770
76,056
a
Capital Markets  —  4 .5%
Bank of New York Mellon Corp. (The) ........... 574 34,216
BlackRock, Inc.
(b)
......................... 18 13,897
Cboe Global Markets, Inc. ................... 32 5,536
Charles Schwab Corp. (The) ................. 296 21,691
FactSet Research Systems, Inc. ............... 24 9,702
Goldman Sachs Group, Inc. (The) ............. 87 39,717
Intercontinental Exchange, Inc. ............... 40 5,356
Morgan Stanley .......................... 487 47,648
Nasdaq, Inc. ............................ 283 16,706
Northern Trust Corp. ....................... 90 7,582
S&P Global, Inc. ......................... 79 33,773
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 121 $ 9,146
244,970
a
Chemicals  —  2 .6%
Dow, Inc. .............................. 388 22,360
DuPont de Nemours, Inc. ................... 80 6,573
Ecolab, Inc. ............................ 173 40,171
International Flavors & Fragrances, Inc. .......... 134 12,888
Linde PLC ............................. 66 28,744
LyondellBasell Industries NV , Class A ........... 169 16,802
PPG Industries, Inc. ....................... 131 17,215
144,753
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 1,059 49,243
Juniper Networks, Inc. ..................... 179 6,385
55,628
a
Construction Materials  —  0 .9%
CRH PLC , ADR .......................... 610 49,874
a
Consumer Finance  —  1 .7%
American Express Co. ..................... 189 45,360
Capital One Financial Corp. .................. 58 7,983
Discover Financial Services .................. 163 19,994
Synchrony Financial ....................... 458 20,060
93,397
a
Consumer Staples Distribution & Retail  —  1 .2%
Dollar General Corp. ...................... 38 5,203
Dollar Tree, Inc.
(a)
......................... 49 5,779
Kroger Co. (The) ......................... 423 22,152
Sysco Corp. ............................ 68 4,952
Target Corp. ............................ 166 25,923
64,009
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 31 7,056
Ball Corp. .............................. 100 6,943
International Paper Co. ..................... 181 8,161
22,160
a
Distributors  —  0 .4%
LKQ Corp. ............................. 568 24,441
a
Diversified Telecommunication Services  —  1 .2%
AT&T, Inc. .............................. 1,014 18,475
Verizon Communications, Inc. ................ 1,145 47,117
65,592
a
Electric Utilities  —  2 .0%
Edison International ....................... 198 15,216
Eversource Energy ....................... 424 25,113
Exelon Corp. ............................ 541 20,315
NextEra Energy, Inc. ...................... 640 51,213
111,857
a
Electrical Equipment  —  0 .5%
Eaton Corp. PLC ......................... 49 16,310
GE Vernova LLC
(a)
........................ 34 5,980
Rockwell Automation, Inc. ................... 30 7,726
30,016
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 136 $ 18,833
Trimble, Inc.
(a)
........................... 170 9,466
28,299
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 412 13,794
Schlumberger Ltd. ........................ 447 20,513
34,307
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 148 19,666
Walt Disney Co. (The) ..................... 480 49,877
69,543
a
Financial Services  —  1 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 124 51,386
Fidelity National Information Services, Inc. ........ 224 16,997
Fiserv, Inc.
(a)
............................ 106 15,875
PayPal Holdings, Inc.
(a)
..................... 169 10,645
94,903
a
Food Products  —  2 .9%
Archer-Daniels-Midland Co. .................. 120 7,493
Bunge Global SA ......................... 193 20,765
Campbell Soup Co. ....................... 126 5,592
Conagra Brands, Inc. ...................... 191 5,707
General Mills, Inc. ........................ 563 38,706
Hormel Foods Corp. ....................... 181 5,608
Kellanova .............................. 698 42,117
Kraft Heinz Co. (The) ...................... 518 18,322
McCormick & Co., Inc. , NVS ................. 101 7,294
Mondelez International, Inc. , Class A ............ 93 6,373
157,977
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 55 8,841
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 113 11,547
Cooper Cos., Inc. The
(a)
.................... 183 17,259
GE HealthCare Technologies, Inc. ............. 68 5,304
Hologic, Inc.
(a)
........................... 107 7,894
ResMed, Inc. ........................... 29 5,984
Solventum Corp.
(a)
........................ 85 5,044
STERIS PLC ............................ 89 19,836
Teleflex, Inc. ............................ 50 10,454
Zimmer Biomet Holdings, Inc. ................ 123 14,163
97,485
a
Health Care Providers & Services  —  5 .7%
Cardinal Health, Inc. ....................... 160 15,883
Cencora, Inc. ........................... 124 28,095
Centene Corp.
(a)
......................... 184 13,173
Cigna Group (The) ........................ 108 37,219
Elevance Health, Inc. ...................... 78 42,001
HCA Healthcare, Inc. ...................... 54 18,346
Humana, Inc. ........................... 16 5,730
Labcorp Holdings, Inc. ..................... 56 10,915
Quest Diagnostics, Inc. ..................... 111 15,759
UnitedHealth Group, Inc. .................... 253 125,329
312,450
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 196 20,319
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  0 .9%
McDonald's Corp. ........................ 131 $ 33,914
Starbucks Corp. .......................... 221 17,729
51,643
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 60 8,868
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 154 16,480
Clorox Co. (The) ......................... 154 20,260
Kimberly-Clark Corp. ...................... 204 27,193
Procter & Gamble Co. (The) ................. 531 87,371
151,304
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 295 29,541
Honeywell International, Inc. ................. 226 45,695
75,236
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 158 17,457
a
Insurance  —  3 .7%
Assurant, Inc. ........................... 38 6,592
Chubb Ltd. ............................. 30 8,125
Hartford Financial Services Group, Inc. (The) ...... 244 25,242
Marsh & McLennan Companies, Inc. ............ 67 13,908
MetLife, Inc. ............................ 338 24,461
Principal Financial Group, Inc. ................ 86 7,055
Progressive Corp. (The) .................... 92 19,428
Prudential Financial, Inc. .................... 491 59,092
Travelers Companies, Inc. (The) ............... 140 30,198
Willis Towers Watson PLC ................... 28 7,148
201,249
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 108 30,487
Akamai Technologies, Inc.
(a)
.................. 48 4,427
International Business Machines Corp. .......... 334 55,728
Twilio, Inc. , Class A
(a)
...................... 89 5,109
95,751
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 91 11,867
Avantor, Inc.
(a)
........................... 282 6,791
Danaher Corp. .......................... 230 59,064
Thermo Fisher Scientific, Inc. ................. 12 6,816
84,538
a
Machinery  —  4 .1%
Caterpillar, Inc. .......................... 119 40,284
CNH Industrial N.V. ....................... 1,330 14,045
Cummins, Inc. ........................... 109 30,709
Deere & Co. ............................ 65 24,359
Dover Corp. ............................ 94 17,279
Fortive Corp. ............................ 94 6,997
IDEX Corp. ............................. 46 9,597
Illinois Tool Works, Inc. ..................... 21 5,098
Ingersoll Rand, Inc. ....................... 97 9,026
Pentair PLC ............................ 436 35,482
Toro Co. (The) ........................... 64 5,132
Xylem, Inc. ............................. 203 28,627
226,635
a
Media  —  0 .6%
Comcast Corp. , Class A .................... 571 22,857
Fox Corp. , Class B ........................ 188 6,005

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media (continued)
Interpublic Group of Companies, Inc. (The) ....... 185 $ 5,803
34,665
a
Metals & Mining  —  0 .8%
Freeport-McMoRan, Inc. .................... 128 6,749
Newmont Corp. .......................... 364 15,266
Nucor Corp. ............................ 103 17,392
Steel Dynamics, Inc. ....................... 49 6,560
45,967
a
Multi-Utilities  —  1 .6%
CMS Energy Corp. ........................ 336 21,144
Consolidated Edison, Inc. ................... 154 14,561
Public Service Enterprise Group, Inc. ........... 716 54,244
89,949
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 81 4,914
a
Oil, Gas & Consumable Fuels  —  7 .1%
Chevron Corp. ........................... 474 76,930
ConocoPhillips .......................... 435 50,669
Diamondback Energy, Inc. ................... 29 5,779
EQT Corp. ............................. 215 8,834
Exxon Mobil Corp. ........................ 791 92,753
Kinder Morgan, Inc. , Class P ................. 1,748 34,068
Marathon Petroleum Corp. .................. 31 5,475
Occidental Petroleum Corp. .................. 128 8,000
ONEOK, Inc. ............................ 416 33,696
Ovintiv, Inc. ............................. 625 32,294
Phillips 66 .............................. 151 21,459
Valero Energy Corp. ....................... 74 11,628
Williams Companies, Inc. (The) ............... 169 7,015
388,600
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 184 9,388
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 420 17,258
Johnson & Johnson ....................... 565 82,869
Merck & Co., Inc. ......................... 324 40,675
Pfizer, Inc. ............................. 1,323 37,917
Zoetis, Inc. , Class A ....................... 147 24,925
203,644
a
Professional Services  —  2 .1%
Automatic Data Processing, Inc. ............... 250 61,230
Broadridge Financial Solutions, Inc. ............ 196 39,351
Leidos Holdings, Inc. ...................... 37 5,441
Paychex, Inc. ........................... 54 6,488
112,510
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 285 25,100
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 32 6,166
a
Semiconductors & Semiconductor Equipment  —  7 .3%
Analog Devices, Inc. ....................... 76 17,821
Broadcom, Inc. .......................... 99 131,526
First Solar, Inc.
(a)
......................... 34 9,240
Intel Corp. ............................. 1,352 41,709
Micron Technology, Inc. ..................... 253 31,625
NXP Semiconductors NV ................... 123 33,468
QUALCOMM, Inc. ........................ 232 47,340
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ..................... 454 $ 88,535
401,264
a
Software  —  1 .3%
ANSYS, Inc.
(a)
........................... 28 8,889
Aspen Technology, Inc.
(a)
.................... 29 6,109
Gen Digital, Inc. .......................... 221 5,487
Oracle Corp. ............................ 418 48,985
69,470
a
Specialized REITs  —  2 .9%
American Tower Corp. ..................... 173 33,863
Crown Castle, Inc. ........................ 347 35,567
Digital Realty Trust, Inc. .................... 152 22,092
Equinix, Inc. ............................ 40 30,519
Iron Mountain, Inc. ........................ 219 17,671
Public Storage ........................... 19 5,203
Weyerhaeuser Co. ........................ 523 15,706
160,621
a
Specialty Retail  —  3 .6%
Best Buy Co., Inc. ........................ 278 23,580
CarMax, Inc.
(a)
........................... 71 4,988
Home Depot, Inc. (The) .................... 308 103,140
Lowe's Companies, Inc. .................... 171 37,841
TJX Companies, Inc. (The) .................. 88 9,073
Tractor Supply Co. ........................ 51 14,550
Ulta Beauty, Inc.
(a)
........................ 15 5,926
199,098
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Hewlett Packard Enterprise Co. ............... 1,167 20,597
HP, Inc. ............................... 216 7,884
NetApp, Inc. ............................ 49 5,901
Western Digital Corp.
(a)
..................... 103 7,755
42,137
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Nike, Inc. , Class B ........................ 60 5,703
a
Trading Companies & Distributors  —  0 .8%
Ferguson PLC ........................... 143 29,421
United Rentals, Inc. ....................... 18 12,049
41,470
a
Water Utilities  —  0 .5%
American Water Works Co., Inc. ............... 104 13,600
Essential Utilities, Inc. ...................... 319 12,036
25,636
a
Total Long-Term Investments — 99.9%
(Cost: $ 5,101,400 ) .................................. 5,471,443

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.28%
(b) (c)
............................ 6,761 $ 6,761
a
Total Short-Term Securities — 0.1%
(Cost: $ 6,761 ) ..................................... 6,761
Total Investments — 100.0%
(Cost: $ 5,108,161 ) .................................. 5,478,204
Liabilities in Excess of Other Assets — 0 .0% ................ (1,288)
Net Assets — 100.0% ................................. $ 5,476,916
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 4,259  $ —  $ (4,254)
(b)
$ (5) $ —  $ —  —  $ 63
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,698  2,063
(b)
—  —  —  6,761  6,761  355  —
BlackRock, Inc. .. 18,214  4,584  (10,700) 43  1,756  13,897  18  378  —
$ 38  $ 1,756
$ 20,658
$ 796  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,471,443 $ — $ — $ 5,471,443
Short-Term Securities
Money Market Funds ...................................... 6,761 — — 6,761
$ 5,478,204 $ — $ — $ 5,478,204
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)